Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Jun. 30, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
Six months ending December 31, 2021	$ 131,964
Year ending December 31, 2022 and thereafter	17,700
Total lease payments	149,664
Less: imputed interest	(5,951)
Present value of lease liabilities	$ 143,713